Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Basic loss for the period	£ (28,676)	£ (18,596)	£ (44,168)	£ (24,065)
Diluted loss for the period	£ (28,676)	£ (18,596)	£ (44,168)	£ (24,065)
Weighted average number of ordinary shares (in shares)	121,899,774	26,201,070	121,432,193	28,566,885
Weighted average number of ordinary shares (in shares)	121,899,774	26,201,070	121,432,193	28,566,885
Basic earnings per share (GBP per share)	£ (0.24)	£ (0.71)	£ (0.36)	£ (0.84)
Diluted earnings per share (GBP per share)	£ (0.24)	£ (0.71)	£ (0.36)	£ (0.84)